Note 2 - Revenue Recognition (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accrued Trade Promotions	$ 7.0	$ 10.0
Contract with Customer, Asset, after Allowance for Credit Loss, Current	$ 1.1	$ 0.4
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Food Packaging [Member]
Concentration Risk, Percentage	98.00%